As filed with the Securities and Exchange Commission on May 26, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 98.26%	Value
	Apartments - 10.71%
6,250	American Campus Communities, Inc.	$108,500
1,136	AvalonBay Communities, Inc.	53,460
694	Mid-America Apartment Communities, Inc.	21,396
		183,356
	Diversified - 5.01%
3,774	Mission West Properties, Inc.	24,154
1,851	Vornado Realty Trust	61,527
		85,681
	Health Care - 13.90%
4,442	HCP, Inc.	79,290
3,507	Nationwide Health Properties, Inc.	77,821
3,571	Ventas, Inc.	80,740
		237,851
	Hotels - 0.95%
4,153	Host Hotels & Resorts, Inc.	16,280
	Manufactured Homes - 8.04%
3,612	Equity Lifestyle Properties, Inc.	137,617
	Office Property - 11.97%
3,210	Alexandria Real Estate Equities, Inc.	116,844
2,210	Boston Properties, Inc.	77,416
993	SL Green Realty Corp.	10,725
		204,985
	Regional Malls - 9.17%
3,220	General Growth Properties, Inc.	2,286
4,467	Simon Property Group, Inc.	154,737
		157,023
	Shopping Centers - 17.03%
7,969	Acadia Realty Trust	84,551
2,689	Federal Realty Investment Trust	123,694
3,497	Kimco Realty Corp.	26,647
2,128	Regency Centers Corp.	56,541
		291,433
	Specialty - 9.49%
4,895	Digital Realty Trust, Inc.	162,416

	Storage - 5.11%
1,584	Public Storage, Inc.	87,516
	Warehouse/Industrial - 6.88%
2,127	AMB Property Corp.	30,629
13,417	ProLogis	87,210
		117,839

	TOTAL COMMON STOCKS (Cost $2,678,329)	1,681,997

Shares	SHORT-TERM INVESTMENTS - 1.09%	Value
18,596	AIM STIT-STIC Prime Portfolio	18,596
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,596)	18,596

	TOTAL INVESTMENTS IN SECURITIES (Cost $2,696,925) - 99.35%	1,700,593
	Other Assets in Excess of Liabilities - 0.65%	11,104
	NET ASSETS - 100.00%	$1,711,697

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$2,705,764

Gross unrealized appreciation	$18,925
Gross unrealized depreciation	(1,024,096)
Net unrealized depreciation	$(1,005,171)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,700,593	$1,700,593	$—	$—
Total	$1,700,593	$1,700,593	$—	$—

Phocas Small Cap Value Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 99.98%	Value
	Aerospace & Defense - 3.71%
22,773	Herley Industries, Inc. (a)	$272,365
6,355	Triumph Group, Inc.	242,761
		515,126
	Capital Markets - 1.65%
5,503	Affiliated Managers Group, Inc. (a)	229,530
	Chemicals - 2.07%
8,036	Innospec, Inc.	30,296
10,947	Sensient Technologies Corp.	257,254
		287,550
	Commercial Banks - 13.86%
19,452	Banco Latinoamericano de Exportaciones S.A. (b)	182,265
4,438	City National Corp.	149,871
14,943	East West Bancorp, Inc.	68,290
15,982	First Commonwealth Financial Corp.	141,760
21,391	First Horizon National Corp.	229,737
16,709	FNB United Corp.	41,856
7,759	Greene Bancshares, Inc.	68,279
5,493	IBERIABANK Corp.	252,349
27,158	National Penn Bancshares, Inc.	225,411
12,230	Republic Bancorp Inc. - Class A	228,334
10,320	Royal Bancshares of Pennsylvania, Inc. - Class A	21,672
4,861	Sandy Spring Bancorp, Inc.	54,249
12,079	TCF Financial Corp.	142,049
17,488	Washington Banking Co.	118,918
		1,925,040
	Commercial Services & Supplies - 6.88%
5,708	The Brink's Co.	151,034
5,875	Corrections Corp. of America (a)	75,259
8,317	Monster Worldwide, Inc. (a)	67,783
10,043	Steiner Leisure Ltd. (a)(b)	245,150
5,928	United Stationers, Inc. (a)	166,458
5,062	Watson Wyatt Worldwide, Inc - Class A	249,911
		955,595
	Communications Equipment - 1.03%
19,394	Arris Group, Inc. (a)	142,934
	Computers & Peripherals - 1.35%
6,996	Synaptics, Inc. (a)	187,213
	Construction & Engineering - 1.84%
6,312	URS Corp. (a)	255,068
	Diversified Financial Services - 0.68%
20,773	Encore Capital Group, Inc. (a)	94,102
	Diversified Telecommunication Services - 1.05%
5,180	CenturyTel, Inc.	145,662
	Electric Utilities - 3.18%
1,776	ITC Holdings Corp.	77,469
23,950	NV Energy, Inc.	224,891
4,361	Portland General Electric Co.	76,710
3,118	Unitil Corp.	62,609
		441,679
	Electrical Equipment - 2.46%
4,207	Powell Industries, Inc. (a)	148,549
5,116	Preformed Line Products Co.	192,567
		341,116
	Electromedical & Electrotherapeutic Apparatus - 0.51%
11,982	Syneron Medical Ltd. (a)(b)	71,053
	Electronic Equipment & Instruments - 3.42%
13,661	Brightpoint, Inc. (a)	58,469
4,382	ScanSource, Inc. (a)	81,418
13,102	SYNNEX Corp. (a)	257,716
3,982	Watts Water Technologies, Inc. - Class A	77,888
		475,491
	Food & Staples Retailing - 0.66%
3,258	Nash Finch Co.	91,517
	Food Products - 2.71%
22,415	Darling International, Inc. (a)	83,160
10,212	Treehouse Foods, Inc. (a)	294,003
		377,163
	Gas Utilities - 2.87%
7,240	Atmos Energy Corp.	167,389
5,948	Laclede Group, Inc.	231,853
		399,242
	Health Care Equipment & Supplies - 0.81%
6,043	Orthofix International N.V. (a)(b)	111,916
	Health Care Providers & Services - 2.51%
5,096	AMERIGROUP Corp. (a)	140,344
17,107	eResearchTechnology, Inc. (a)	89,983
14,207	Healthspring, Inc. (a)	118,912
		349,239
	Hotels, Restaurants & Leisure - 0.49%
3,281	WMS Industries, Inc. (a)	68,606
	Independent Power Producers & Energy Traders - 0.59%
7,183	Mirant Corp. (a)	81,886
	Industrial Conglomerates - 1.13%
9,602	Tredegar Corp.	156,801
	Insurance - 8.38%
4,953	American Physicians Capital, Inc.	202,677
15,852	Fidelity National Title Group, Inc. - Class A	309,272
5,191	Infinity Property & Casualty Corp.	176,131
9,937	IPC Holdings, Ltd. (b)	268,696
6,685	Safety Insurance Group, Inc.	207,770
		1,164,546
	Internet & Catalog Retail - 0.89%
13,603	Expedia, Inc. (a)	123,515
	Internet Software & Services - 2.79%
8,312	Avocent Corp. (a)	100,908
38,972	Internet Capital Group, Inc. - Class A (a)	157,057
15,308	ValueClick, Inc. (a)	130,271
		388,236
	IT Services - 2.75%
7,062	ICF International, Inc. (a)	162,214
17,066	Perot Systems Corp. - Class A (a)	219,810
		382,024
	Leisure Equipment & Products - 1.31%
14,696	JAKKS Pacific, Inc. (a)	181,496
	Machinery - 1.33%
10,622	Colfax Corp. (a)	72,973
8,001	Timken Co.	111,694
		184,667
	Media - 0.77%
10,022	Corus Entertainment, Inc. - Class B (b)	107,536
	Metals & Mining - 1.57%
7,087	Brush Engineered Materials, Inc. (a)	98,296
3,830	Schnitzer Steel Industries, Inc. - Class A	120,224
		218,520
	Multi-line Retail - 0.59%
5,873	Conn's, Inc. (a)	82,457
	Oil & Gas Exploration & Production - 0.31%
5,930	Swift Energy Co. (a)	43,289
	Oil, Gas & Consumable Fuels - 1.36%
1,558	Mariner Energy, Inc. (a)	12,075
6,162	Pioneer Natural Resources Co.	101,488
15,294	Rosetta Resources, Inc. (a)	75,705
		189,268
	Personal Products - 1.37%
13,415	Elizabeth Arden, Inc. (a)	78,209
7,935	NBTY, Inc. (a)	111,725
		189,934
	Pharmaceutical Preparations - 0.59%
15,637	ViroPharma, Inc. (a)	82,094
	Pharmaceuticals - 0.60%
8,874	Par Pharmaceutical Companies, Inc. (a)	84,037
	Professional, Scientific, and Technical Services - 0.27%
14,383	ModusLink Global Solutions, Inc. (a)	37,252
	Real Estate Investment Trusts - 7.91%
5,118	Alexandria Real Estate Equities, Inc.	186,295
9,384	American Campus Communities, Inc.	162,906
6,752	Digital Realty Trust, Inc.	224,032
4,323	Equity Lifestyle Properties, Inc.	164,706
6,636	Nationwide Health Properties, Inc.	147,253
32,802	ProLogis	213,213
		1,098,405
	Semiconductor & Semiconductor Equipment - 1.52%
12,845	Fairchild Semiconductor International, Inc. - Class A (a)	47,912
14,082	Microsemi Corp. (a)	163,351
		211,263
	Software - 3.30%
15,415	Compuware Corp. (a)	101,585
21,309	i2 Technologies, Inc. (a)	168,341
16,376	JDA Software Group, Inc. (a)	189,143
		459,069
	Specialty Retail - 0.48%
2,798	Abercrombie & Fitch Co. - Class A	66,592
	Textiles, Apparel & Luxury Goods - 2.10%
8,620	K-Swiss, Inc. - Class A	73,615
14,351	Perry Ellis International, Inc. (a)	49,654
10,807	Wolverine World Wide, Inc.	168,373
		291,642
	Thrifts & Mortgage Finance - 1.02%
6,335	WSFS Financial Corp.	141,651
	Water Utilities - 1.78%
12,821	American Water Works Co., Inc.	246,676
	Wireless Telecommunication Services - 1.53%
13,459	Syniverse Holdings, Inc. (a)	212,114

	TOTAL COMMON STOCKS (Cost $20,413,324)	13,889,812

Shares	SHORT-TERM INVESTMENTS - 0.74%	Value
103,329	AIM STIT-STIC Prime Portfolio	103,329
	TOTAL SHORT-TERM INVESTMENTS (Cost $103,329)	103,329

	TOTAL INVESTMENTS IN SECURITIES (Cost $20,516,653) - 100.72%	13,993,141
	Liabilities in Excess of Other Assets - (0.72)%	(100,020)
	NET ASSETS - 100.00%	$13,893,121

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$20,708,152

Gross unrealized appreciation	$441,280
Gross unrealized depreciation	(7,156,291)
Net unrealized depreciation	$(6,715,011)

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$13,993,141	$13,993,141	$—	$—
Total	$13,993,141	$13,993,141	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/15/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/11/2009

* Print the name and title of each signing officer under his or her signature.